INCOME AND MINING TAXES - Domestic Vs Foreign (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) before income and mining tax and other items
United States													$ 243	$ 65	$ (318)
Foreign													829	(285)	588
Income (loss) before income and mining tax and other items	$ 265	$ 278	$ 335	$ 194	$ (889)	$ 221	$ 240	$ 208	$ 529	$ 448	$ 807	$ 669	$ 1,072	$ (220)	$ 270